Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities
Net income	$ 1,057.2	$ 1,300.5	$ 1,281.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	137.4	103.7	97.1
Net amortization of intangible assets	62.1	46.8	0.0
Net amortization of fixed-income securities	77.2	98.4	78.2
Amortization of equity-based compensation	85.2	66.2	51.4
Net realized (gains) losses on securities	(51.1)	(112.7)	(224.2)
Net (gains) losses on disposition of property and equipment	6.6	2.0	5.4
(Gains) losses on extinguishment of debt	(1.6)	0.9	4.8
Net loss on exchange transaction	4.5	0.0	0.0
Changes in:
Premiums receivable	(518.5)	(421.1)	(227.1)
Reinsurance recoverables	(388.2)	(202.6)	(141.7)
Prepaid reinsurance premiums	48.8	32.5	(10.4)
Deferred acquisition costs	(103.8)	(42.3)	(9.6)
Income taxes	(55.7)	(107.2)	97.5
Unearned premiums	830.7	632.4	266.4
Loss and loss adjustment expense reserves	1,323.2	917.7	378.0
Accounts payable, accrued expenses, and other liabilities	308.9	37.9	92.0
Restricted cash	(14.6)	(0.3)	0.0
Other, net	(106.4)	(60.2)	(13.2)
Net cash provided by operating activities	2,701.9	2,292.6	1,725.6
Purchases:
Fixed maturities	(11,610.6)	(9,311.1)	(7,967.5)
Equity securities	(434.2)	(647.1)	(369.7)
Sales:
Fixed maturities	5,694.9	4,913.5	5,637.5
Equity securities	484.6	402.4	560.1
Maturities, paydowns, calls, and other:
Fixed maturities	4,907.4	3,579.5	2,296.6
Equity securities	0.0	12.0	14.3
Net sales (purchases) of short-term investments	(1,357.2)	20.5	(876.0)
Net unsettled security transactions	50.9	(8.2)	(30.0)
Purchases of property and equipment	(215.0)	(130.7)	(108.1)
Sales of property and equipment	6.2	10.6	5.9
Net cash acquired in exchange transaction	8.5	0.0	0.0
Acquisition of ARX Holding Corp., net of cash acquired	0.0	(752.7)	0.0
Acquisition of additional shares of ARX Holding Corp.	0.0	(12.6)	0.0
Net cash used in investing activities	(2,464.5)	(1,923.9)	(836.9)
Cash Flows From Financing Activities
Proceeds from exercise of equity options	0.0	0.2	0.0
Tax benefit from vesting of equity-based compensation	9.2	16.8	12.8
Net proceeds from debt issuance	495.6	382.0	344.7
Payments of debt	(25.5)	(20.4)	0.0
Reacquisitions of debt	(18.2)	(19.3)	(48.9)
Dividends paid to shareholders	(519.0)	(403.6)	(892.6)
Acquisition of treasury shares	(192.5)	(208.5)	(271.4)
Net cash used in financing activities	(250.4)	(252.8)	(855.4)
Effect of exchange rate changes on cash	0.4	(0.2)	0.0
Increase (decrease) in cash	(12.6)	115.7	33.3
Cash, Beginning of year	224.1	108.4	75.1
Cash, End of year	$ 211.5	$ 224.1	$ 108.4